BUSINESS COMBINATION AND ASSET ACQUISITION (Narrative 5) (Details) $ in Thousands		1 Months Ended	12 Months Ended
	Oct. 10, 2021 USD ($)	Oct. 31, 2021 USD ($) MW shares	Dec. 31, 2021 USD ($)	Sep. 30, 2021
Strategic contract
Business combination [Line Items]
Estimated Useful Life			5 years
Acquisition of Asgard Data Centers LLC
Business combination [Line Items]
Cash consideration		$ 20,625
Payment of consideration			$ 16,780
Remaining consideration amounts due to related party			$ 6,320
Additional cash consideration in lieu of stock		$ 2,475
Acquisition of Asgard Data Centers LLC | Class A Ordinary shares [Member]
Business combination [Line Items]
Stock consideration (shares) | shares		2,358,400
Viking Data Centers LLC | Acquisition of Asgard Data Centers LLC
Business combination [Line Items]
Percentage of voting interests acquired		55.00%		51.00%
Maximum capacity to acquired | MW		150
Viking Data Centers LLC | Acquisition of Asgard Data Centers LLC | Strategic contract
Business combination [Line Items]
Obligation to complete certain constructions	$ 23,800
Estimated Useful Life	5 years